Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of financial position - Parent [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 11,732	$ 1,752	¥ 12,770
Amounts due from other subsidiaries	77	11
Total current assets	11,809	1,763	12,770
Investments in subsidiaries	248,459	37,094	307,741
Total assets	260,268	38,857	320,511
Current liabilities:
Other payables and accrued expenses	217	32	210
Total current liabilities	217	32	210
Total liabilities	217	32	210
Commitments and contingencies
EQUITY:
Ordinary shares (2,000,000,000 shares at US$0.001 each authorized, and 90,472,014 shares issued and outstanding as of June 30, 2021 and 2022)	600	90	600
Additional paid-in capital	224,694	33,546	224,694
Retained earnings	35,150	5,248	95,817
Accumulated other comprehensive income	(393)	(59)	(810)
Total equity	260,051	38,825	320,301
Total liabilities and equity	¥ 260,268	$ 38,857	¥ 320,511